Pension plan - actuarial interest rate and the resulting change of the relating pension provision (Details) - France - Interest rate - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension plan
Increase in assumption	0.50%	0.50%
Decrease in assumption	0.50%	0.50%
Change of relating pension provision due to increase in assumption	€ (550)	€ (626)
Change of relating pension provision due to decrease in assumption	€ 592	€ 676